New Accounting Pronouncements - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 01, 2019
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Lessee, operating lease, term of contract					12 months
Operating, right-of-use assets	$ 2,312,000		$ 2,312,000		$ 2,386,000
Operating, lease liabilities	2,587,000		2,587,000		2,650,000
Retained earnings	47,660,000		47,660,000		44,839,000		$ 42,114,000
ASU 2016-02 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating, right-of-use assets									$ 2,500,000
Operating, lease liabilities									2,700,000
Operating lease, rental income	$ 71,000	$ 34,000	$ 142,000	$ 68,000	195,000	$ 34,000	$ 134,000	$ 30,000
Unamortized initial direct costs									$ 0
ASU 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Retained earnings					$ 239,000